Organization (Tables) - Beijing Guangwang Hetong [Member]	12 Months Ended
Dec. 31, 2015
Condensed Balance Sheet

	December 31, 2015	December 31, 2014
ASSETS
Total Current Assets	$4,225,226	$4,514,107
Total Assets	$4,225,226	$4,514,107

LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	$2,445,076	$2,597,621
Total Liabilities	2,445,076	2,597,621

Total Equity	1,780,150	1,916,486
Total Liabilities and Stockholders' Equity	$4,225,226	$4,514,107

Condensed Income Statement

	For the year ended December 31, 2015	For the year ended December 31, 2014
OPERATING EXPENSES
General and administrative expense	$26,585	$61,929
	26,585	61,929
LOSS FROM OPERATIONS	(26,585)	(61,929)
OTHER INCOME/(EXPENSE)
Interest income	41	194
	(26,544)	(61,735)
INCOME TAX	-	-
NET LOSS	$(26,544)	$(61,735)

Condensed Cash Flow Statement

	For the year ended December 31, 2015	For the year ended December 31, 2014
Net cash generated from/(used in) operating activities	$151,836	(40,568)
Effect of foreign exchange rate changes	(184,847)	(11,776)
CASH - BEGINNING OF PERIOD	99,711	152,055
CASH - END OF PERIOD	$66,700	99,711